STOCK OPTION PLAN AND WARRANTS (Details Narrative) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2012	Dec. 31, 2011	Jan. 18, 2010	Oct. 15, 2009
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding	893,438	952,025	952,025	842,650
Unrecognized stock- based compensation		$ 4,500
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		7,147,500		7,616,200	6,741,200
Unrecognized stock- based compensation		$ 4,500
2009 Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized under plan									187,500
2009 Stock Option Plan [Member] | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized under plan									1,500,000
2010 Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized under plan						1,625,000	375,000	125,000
2010 Stock Option Plan [Member] | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized under plan						13,000,000	3,000,000	1,000,000
2020 Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		893,438
2020 Stock Option Plan [Member] | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		7,147,500
2020 Stock Option Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized under plan				1,250,000
2020 Stock Option Plan [Member] | Maximum [Member] | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized under plan				10,000,000